MFS(R)/SUN LIFE SERIES TRUST:

Bond Series                                 Massachusetts Investors Trust Series
Capital Appreciation Series                 Mid Cap Growth Series
Capital Opportunities Series                Mid Cap Value Series
Core Equity Series                          Money Market Series
Emerging Growth Series                      New Discovery Series
Emerging Markets Equity Series              Research Series
Global Governments Series                   Research International Series
Global Growth Series                        Strategic Growth Series
Global Total Return Series                  Strategic Income Series
Government Securities Series                Strategic Value Series
High Yield Series                           Technology Series
International Growth Series                 Total Return Series
International Value Series                  Utilities Series
Massachusetts Investors Growth Stock Series Value Series

                        Supplement to Current Prospectus:


Effective immediately, the sub-section entitled "IV - Management of the Series - Investment Adviser -Disclosure of Portfolio Holdings" is restated in its entirety as follows:


Disclosure of Portfolio Holdings. The MFS/Sun Life series have established a policy with respect to the disclosure of series portfolio holdings. A description of this policy is provided in the Statement of Additional Information. In addition, by clicking on "Sun Life Annuities" in the "Products and Performance" section of the MFS Web site (mfs.com), the following information is generally available to you:

--------------------------------------------------------------- ------------------------------------------------------
Information                                                     Approximate Date of Posting to Web Site
--------------------------------------------------------------- ------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------
Series' full securities holdings as of each month's end         24 days after month end
--------------------------------------------------------------- ------------------------------------------------------

Note that the series or MFS may suspend the posting of this information or modify the elements of this web posting policy without notice to shareholders. Once posted, the above information will remain available on the Web site until at least the date on which the fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the Web site information is current.


                 The date of this supplement is March 23, 2007.